Stockholders' Equity (Details Textual) - USD ($)				1 Months Ended					2 Months Ended	12 Months Ended
	Dec. 31, 2017	Jul. 18, 2017	Sep. 13, 2016	Oct. 31, 2017	Sep. 30, 2017	Jul. 31, 2017	Jun. 30, 2016	May 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized	200,000,000									200,000,000	200,000,000
Common stock, shares issued	2,265,320									2,265,320	1,012,171
Common stock, shares outstanding	2,265,320									2,265,320	1,012,171
Preferred stock, shares authorized	10,000,000									10,000,000	10,000,000
Preferred stock, shares issued	0									0	0
Preferred stock, shares outstanding	0									0	0
Net proceeds from sale of common stock and warrants										$ 8,754,882	$ 0
Proceeds from issuance of common stock, net of issuance costs										3,808,836	4,405,973
Proceeds from issuance of private placement net									$ 9,500,000	0	9,460,749
Convertible preferred stock, beneficial conversion feature recognized as deemed dividend										332,550
Share-based compensation, tax benefit from compensation expense										0
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized, total	$ 1,300,000									$ 1,300,000
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized, period for recognition										8 years 3 months 18 days
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value										$ 2,086,843	1,088,978
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period										11,175
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value										$ 6.93
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period										6,025
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period										0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, non-vested, outstanding	5,900									5,900
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	54,200									54,200
Share-based compensation arrangement by share-based payment award, description										the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors.
Share-based compensation arrangement by share-based payment award, number of shares available for grant	32,411									32,411
Share-based compensation arrangement by share-based payment award, common stock percentage										4.00%
May 2016 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights								$ 32.8125
Warrant expiration period								5 years
Expiration date of warrants issued										May 18, 2021
June 2016 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights							$ 32.8125		$ 32.8125
Warrant expiration period							5 years
Expiration date of warrants issued										May 18, 2021
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock, shares issued										2,309,428
Common Stock [Member] | Vendor Consulting Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues				2,898
Stock issued during period, value, new issues				$ 23,245
Common Stock [Member] | AdvanDx [Member] | Pre-Merger Dispute Settlement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues					15,842
Stock issued during period, value, new issues					$ 110,000
Non-voting Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock, shares converted										92,377
July 2017 Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues		18,164,195
Shares issued, price per share		$ 0.40
Gross proceeds from sale of common stock and warrants		$ 10,000,000
Net proceeds from sale of common stock and warrants		$ 8,800,000
Sale of stock, description of transaction										Each unit included one twenty-fifth of a share of common stock and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. Each pre-funded unit included one pre-funded warrant to purchase one twenty-fifth of a share of common stock for an exercise price of $0.25 per share, and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share.
Class of warrant or right, number of securities called by each warrant or right		0.04
Class of warrant or right, exercise price of warrants or rights		$ 10.625
Warrants exercisable period		5 years
July 2017 Public Offering [Member] | Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 12.50
Warrants exercisable period		5 years
July 2017 Public Offering [Member] | Bridge Financing Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repayment of principal amount of outstanding debt		$ 1,000,000				$ 1,000,000
Repayments of accrued interest on outstanding debt		$ 6,438
July 2017 Public Offering [Member] | Pre-funded Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues		6,835,805
Shares issued, price per share		$ 0.39
July 2017 Public Offering [Member] | Pre-funded Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by each warrant or right		0.04
Class of warrant or right, exercise price of warrants or rights		$ 0.25
July 2017 Public Offering [Member] | Common Stock [Member] | Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues		50,000
At the Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues										$ 3,808,836	$ 4,405,973
At the Market Offering [Member] | Sales Agreement [Member] | Cowen and Company, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues			$ 11,500,000
Maximum commission percentage on gross proceeds			3.00%
Proceeds from issuance of common stock, net of issuance costs	$ 8,200,000									8,200,000
Gross proceeds from sale of common stock	8,800,000									8,800,000
Remaining availability under at the market offering	$ 2,700,000									$ 2,700,000
At the Market Offering [Member] | Sales Agreement [Member] | Maximum [Member] | Cowen and Company, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate gross proceeds from issuance of common stock			$ 25,000,000
At the Market Offering [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues										227,216	144,795
Stock issued during period, value, new issues										$ 2,272	$ 1,448
At the Market Offering [Member] | Common Stock [Member] | Sales Agreement [Member] | Cowen and Company, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues	372,000									372,000
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, description of transaction										(i) one twenty-fifth of a share of common stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, at a price of $1.14 per unit.
Class of warrant or right, number of securities called by each warrant or right							0.03		0.03
Class of warrant or right, exercise price of warrants or rights							$ 1.14		$ 1.14
Stock issued during period, value, new issues											$ 9,460,749
Class of warrant or right, number of securities called by warrants or rights							271,606		271,606
Proceeds from issuance of private placement net									$ 9,500,000
Private Placement [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues									269,765		269,765
Stock issued during period, value, new issues											$ 2,697
Private Placement [Member] | Non-voting Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues									2,309,428